Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Issued capital [member]	Retained earnings [member]	Accumulated other comprehensive (loss) income [1]	Other		Equity attributable to owners of parent [member]	Non-controlling interests [member]
Beginning balance, shares at Dec. 31, 2022	1,755,350
Beginning balance at Dec. 31, 2022	$ 31,289	$ 28,114	$ (7,282)	$ 26	$ 1,913	[2]	$ 22,771	$ 8,518
Net income	1,953	0	1,272	0	0		1,272	681
Total other comprehensive income	(2)	0	0	(2)	0		(2)	0
Comprehensive income	$ 1,951	0	1,272	(2)	0		1,270	681
Changes in equity [abstract]
Dividend reinvestment plan, shares	220
Total transactions with owners, shares	220
Dividends recognised as distributions to owners	$ (700)	0	(700)	0	0		(700)	0
Increase through funding from non-controlling interests	40	0	0	0	0		0	40
Decrease through disbursements to non-controlling interests	(578)	0	0	0	0		0	(578)
Dividends reinvested by owners	0	3	(3)	0	0		0	0
Increase (decrease) through transactions with owners, equity	$ (1,238)	3	(703)	0	0		(700)	(538)
Ending balance, shares at Dec. 31, 2023	1,755,570
Ending balance at Dec. 31, 2023	$ 32,002	28,117	(6,713)	24	1,913	[2]	23,341	8,661
Net income	3,088	0	2,144	0	0		2,144	944
Total other comprehensive income	9	0	0	9	0		9	0
Comprehensive income	$ 3,097	$ 0	2,144	9	0		2,153	944
Changes in equity [abstract]
Dividend reinvestment plan, shares	205
Increase (decrease) through share repurchase program, shares	28,675	(28,675)
Total transactions with owners, shares	(28,470)
Dividends recognised as distributions to owners	$ (696)	$ 0	(696)	0	0		(696)	0
Increase through funding from non-controlling interests	146	0	0	0	0		0	146
Decrease through disbursements to non-controlling interests	(785)	0	0	0	0		0	(785)
Dividends reinvested by owners	0	4	(4)	0	0		0	0
Increase (decrease) through treasury share transactions, equity	508	460	0	0	48	[2]	508	0
Increase (decrease) through transactions with owners, equity	(1,843)	$ (456)	(700)	0	(48)	[2]	(1,204)	(639)
Ending balance, shares at Dec. 31, 2024		1,727,100
Ending balance at Dec. 31, 2024	$ 33,256	$ 27,661	$ (5,269)	$ 33	$ 1,865	[2]	$ 24,290	$ 8,966

[1]	[1] Includes cumulative translation adjustments as at December 31, 2024: $95 million loss (December 31, 2023: $95 million loss).
[2]	[2] Includes additional paid-in capital as at December 31, 2024: $1,827 million (December 31, 2023: $1,875 million).